Consolidated Condensed Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current Assets
Cash and cash equivalents	$ 377,120	$ 191,660	$ 2,354
Refundable sales taxes	14,760	731	2,761
Prepaid and deposits	66,162	74,685	11,785
Total Current Assets	458,042	267,076	16,900
Property, plant and equipment, net	632,268	254,686	87,353
Construction in Progress	12,908	153,930
Intangible Assets - Trademark	6,300
Goodwill	37,894	37,894
TOTAL ASSETS	1,147,412	713,586	104,253
Current Liabilities
Checks drawn in excess of bank balance	21,605	407
Bank Loan, current portion	8,327	8,465
Accounts payable and accrued liabilities	73,570	34,145	12,867
Accrued Interest	6,000	40,500
Notes payable	40,000	300,000
Due to shareholder	126,646	192,253	143,284
Total Current Liabilities	276,148	575,770	156,151
Bank Loan	68,929	71,016
TOTAL LIABILITIES	345,077	646,786	156,151
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, $0.001 par value, 1,000,000 shares authorized; 0 shares issued and outstanding
Common stock, $0.001 par value, 100,000,000 shares authorized; 8,126,583, 6,585,333 and 5,520,000 shares issued and outstanding, respectively	8,126	6,585	5,520
Additional paid-in capital	1,876,246	480,737	82,302
Accumulated Deficit	(1,082,037)	(420,522)	(139,720)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	802,335	66,800	(51,898)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 1,147,412	$ 713,586	$ 104,253